Cash and Cash Equivalents (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents
Other	₺ 5,272,579
Cash and cash equivalents	68,934,333	₺ 72,158,656
Gross Carrying Amount
Cash and cash equivalents
Cash in hand	496	483
Banks	63,671,048	72,225,583
Demand deposits	4,606,177	6,086,541
Time deposits	46,690,906	66,139,042
Receivables from reverse repo	12,373,965
Loss Allowance
Cash and cash equivalents
Cash and cash equivalents	₺ (9,790)	₺ (67,410)